Portfolio of investments—September 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 97.67%
Alabama: 1.01%
Utilities revenue: 1.01%
Black Belt Energy Gas District Series Aøø	5.25%	5-1-2055	$510,000	$556,110
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	750,000	795,031
				1,351,141
California: 0.40%
Utilities revenue: 0.40%
California Community Choice Financing Authority Series C	5.00	10-1-2031	500,000	529,385
Florida: 0.19%
Resource recovery revenue: 0.19%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	250,000	252,374
Guam: 6.88%
Airport revenue: 2.13%
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2027	300,000	307,790
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2028	100,000	103,871
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2030	270,000	286,930
Antonio B Won Pat International Airport Authority Series A AMT	5.00	10-1-2031	400,000	426,571
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2031	250,000	269,937
Port Authority of Guam Series A	5.00	7-1-2048	1,000,000	1,000,716
Port Authority of Guam Series B AMT	5.00	7-1-2034	445,000	456,186
				2,852,001
Miscellaneous revenue: 0.34%
Territory of Guam Series F	4.00	1-1-2042	500,000	464,433
Tax revenue: 0.79%
Territory of Guam Hotel Occupancy Tax Series A	5.00	11-1-2035	1,000,000	1,054,772
Utilities revenue: 0.80%
Guam Power Authority Series A	5.00	10-1-2026	500,000	510,326
Guam Power Authority Series A	5.00	10-1-2038	550,000	557,404
				1,067,730
Water & sewer revenue: 2.82%
Guam Government Waterworks Authority	5.00	7-1-2027	500,000	506,318
Guam Government Waterworks Authority	5.00	7-1-2034	500,000	510,098
Guam Government Waterworks Authority	5.00	1-1-2046	2,215,000	2,217,276
Guam Government Waterworks Authority Series A	5.00	1-1-2050	545,000	545,018
				3,778,710
				9,217,646
Illinois: 0.99%
GO revenue: 0.79%
City of Chicago Series B	5.00	1-1-2031	1,000,000	1,062,024
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 1

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.20%
City of Chicago Lakeshore East Special Assessment Area144A	2.69%	12-1-2026	$266,000	$261,662
				1,323,686
Minnesota: 1.95%
Health revenue: 0.89%
City of Center City Hazelden Betty Ford Foundation Series 2025B	5.00	11-1-2044	1,165,000	1,191,396
Housing revenue: 1.06%
Dakota County Community Development Agency Roers Burnsville Affordable Apartments Owner LLC (FNMA Insured)	4.20	5-1-2043	1,500,000	1,419,963
				2,611,359
New Jersey: 0.33%
Education revenue: 0.33%
Camden County Improvement Authority KIPP Cooper Norcross Obligated Group	6.00	6-15-2047	425,000	443,516
New York: 2.04%
Airport revenue: 0.24%
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2044	300,000	324,781
Education revenue: 1.05%
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	500,000	422,374
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	1,000,000	981,332
				1,403,706
GO revenue: 0.75%
City of Ithaca BAN	4.25	2-13-2026	1,000,000	1,002,897
				2,731,384
Pennsylvania: 3.50%
Education revenue: 0.67%
Lehigh County General Purpose Authority Valley Academy Regional Charter School	4.00	6-1-2032	600,000	604,752
Pennsylvania EDFA Villanova University	5.00	8-1-2043	270,000	287,789
				892,541
GO revenue: 0.68%
School District of Philadelphia Series B	5.00	9-1-2048	895,000	915,586
Health revenue: 2.15%
Lancaster IDA Willow Valley Communities Obligated Group	5.00	12-1-2044	890,000	866,968
Montgomery County Higher Education & Health Authority Thomas Jefferson University Obligated Group Series B	5.00	5-1-2052	2,000,000	2,015,799
				2,882,767
				4,690,894
See accompanying notes to portfolio of investments
2 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 2.88%
Health revenue: 1.42%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00%	7-1-2026	$205,000	$207,190
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2031	435,000	469,566
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2032	925,000	990,937
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital Auxilio Mutuo Obligated Group	5.00	7-1-2034	220,000	232,065
				1,899,758
Miscellaneous revenue: 1.46%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Hospital de la Concepcion, Inc. Series A	3.55	11-15-2030	1,940,000	1,953,603
				3,853,361
Texas: 2.16%
Education revenue: 0.75%
Hale Center Education Facilities Corp. Wayland Baptist University	5.00	3-1-2027	990,000	1,009,842
GO revenue: 1.41%
Denton Independent School District	4.00	8-15-2048	2,000,000	1,884,935
				2,894,777
Wisconsin: 75.34%
Education revenue: 8.31%
PFA Cincinnati Classical Academy Series A144A	5.88	6-15-2054	500,000	487,207
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2030	495,000	498,994
Wisconsin HEFA Hmong American Peace Academy Ltd.	4.00	3-15-2040	1,555,000	1,411,708
Wisconsin HEFA Lawrence University	4.00	2-1-2045	1,685,000	1,454,594
Wisconsin HEFA Medical College of Wisconsin, Inc.	5.00	12-1-2041	2,000,000	2,080,022
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.00	4-1-2038	1,200,000	881,885
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2039	1,000,000	718,282
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.13	4-1-2040	1,000,000	689,916
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2041	750,000	512,541
Wisconsin HEFA Milwaukee School of Engineering Series B (AG Insured)	2.25	4-1-2042	1,000,000	669,362
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 3

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	4.50%	3-15-2033	$665,000	$681,700
Wisconsin HEFA Milwaukee Science Education Consortium, Inc. Series A	5.00	3-15-2053	1,100,000	1,044,894
				11,131,105
GO revenue: 1.55%
City of Milwaukee Series N5 (BAM Insured)	5.00	12-1-2039	1,915,000	2,069,736
Health revenue: 23.54%
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2037	275,000	279,836
PFA UNC Health Appalachian Obligated Group Series A	5.00	7-1-2038	375,000	379,371
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series B (JPMorgan Chase Bank N.A. SPA)ø	3.65	4-1-2048	2,500,000	2,500,000
University of Wisconsin Hospitals & Clinics Authority Obligated Group Series C (U.S. Bank N.A. SPA)ø	3.80	4-1-2054	500,000	500,000
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2027	175,000	182,920
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2029	150,000	162,606
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.50	12-1-2052	2,845,000	3,008,506
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	2,035,000	2,118,161
Wisconsin HEFA Beloit Health System Obligated Group	4.00	7-1-2036	4,000,000	4,001,623
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2028	50,000	52,846
Wisconsin HEFA Beloit Health System Obligated Group	5.00	7-1-2029	1,270,000	1,366,885
Wisconsin HEFA Chiara Housing & Services, Inc. Obligated Group	5.63	7-1-2035	575,000	600,069
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series A	3.00	2-15-2031	230,000	217,162
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	3.25	2-15-2032	185,000	178,282
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2027	400,000	412,581
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2028	650,000	669,851
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2029	500,000	514,884
Wisconsin HEFA Marshfield Clinic Health System Obligated Group Series C	5.00	2-15-2047	3,135,000	3,139,638
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2030	100,000	99,221
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2031	75,000	73,790
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2041	2,145,000	1,865,243
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2046	850,000	689,588
Wisconsin HEFA Masonic Home Obligated Group Series A	4.00	8-15-2051	500,000	386,066
Wisconsin HEFA PHW Menomonee Falls, Inc.	6.00	10-1-2054	1,000,000	1,014,684
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,200,000	1,204,684
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2049	550,000	551,003
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2044	3,485,000	3,485,347
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00	9-15-2030	935,000	936,533
See accompanying notes to portfolio of investments
4 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group	4.00%	9-15-2045	$650,000	$543,314
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2045	475,000	397,037
				31,531,731
Housing revenue: 34.42%
Ashwaubenon CDA County of Brown	3.00	6-1-2044	1,680,000	1,363,579
Ashwaubenon CDA County of Brown	4.00	6-1-2030	250,000	262,195
Ashwaubenon CDA County of Brown	4.00	6-1-2031	1,310,000	1,367,003
Ashwaubenon CDA County of Brown CAB¤	0.00	6-1-2049	8,000,000	2,486,754
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2028	125,000	118,985
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2029	250,000	233,602
Green Bay Housing Authority University Village Housing, Inc.	2.00	4-1-2030	875,000	802,347
Green Bay Housing Authority University Village Housing, Inc.	5.00	4-1-2039	1,500,000	1,577,932
Kaukauna RDA	3.75	6-1-2032	850,000	850,340
Kaukauna RDA	4.00	6-1-2028	425,000	425,478
Kaukauna RDA	4.00	6-1-2035	900,000	900,257
Milwaukee RDA Board of School Directors	5.00	11-15-2028	325,000	331,812
Milwaukee RDA Board of School Directors	5.00	11-15-2030	195,000	199,087
Milwaukee RDA Board of School Directors	5.00	11-15-2033	750,000	765,386
Milwaukee RDA Board of School Directors	5.00	11-15-2034	675,000	687,873
Milwaukee RDA Board of School Directors	5.00	11-15-2036	500,000	508,041
Milwaukee RDA Public Schools Series A	5.00	11-15-2027	1,020,000	1,042,514
Milwaukee RDA Public Schools Series A	5.00	11-15-2028	1,000,000	1,020,959
Milwaukee RDA Public Schools Series A	5.00	11-15-2031	750,000	765,720
New Richmond Community Development Authority Series A	4.00	9-1-2042	200,000	193,706
New Richmond Community Development Authority Series A	4.25	9-1-2045	200,000	192,971
New Richmond Community Development Authority Series A	4.38	9-1-2047	150,000	144,300
New Richmond Community Development Authority Series A	4.63	9-1-2055	820,000	791,309
New Richmond Community Development Authority Series A	5.00	9-1-2031	100,000	112,103
New Richmond Community Development Authority Series A	5.00	9-1-2033	120,000	136,169
New Richmond Community Development Authority Series A	5.00	9-1-2034	115,000	128,438
New Richmond Community Development Authority Series A	5.00	9-1-2036	100,000	110,059
New Richmond Community Development Authority Series A	5.00	9-1-2039	150,000	162,080
New Richmond Community Development Authority Series A	5.00	9-1-2040	100,000	106,769
Slinger RDA Village of Slinger Series A	5.00	3-1-2045	2,625,000	2,712,612
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.15	10-1-2025	615,000	615,000
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.25	10-1-2026	940,000	932,482
Weston CDA Village of Weston Tax Incremental District No. 1 Series A	2.40	10-1-2027	570,000	562,255
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2032	1,100,000	1,110,467
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2033	920,000	927,228
Wisconsin Center District Milwaukee Arena Project	4.00	12-15-2034	2,000,000	2,015,909
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2026	85,000	86,369
Wisconsin Center District Milwaukee Arena Project	5.00	12-15-2032	85,000	86,110
Wisconsin Dells CDA Tax Incremental District No. 2	4.00	3-1-2026	440,000	439,572
Wisconsin Dells CDA Tax Incremental District No. 3 Series B	3.35	3-1-2026	530,000	527,344
Wisconsin Housing & EDA Housing Revenue Series A	3.38	5-1-2057	635,000	487,437
Wisconsin Housing & EDA Housing Revenue Series A	3.40	11-1-2032	1,000,000	1,002,663
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 5

Portfolio of investments—September 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Wisconsin Housing & EDA Housing Revenue Series Bøø	3.75%	11-1-2055	$1,475,000	$1,488,257
Wisconsin Housing & EDA Housing Revenue Series C	3.88	11-1-2035	1,100,000	1,100,155
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.85	11-1-2025	320,000	319,166
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	0.95	5-1-2026	205,000	201,574
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.00	11-1-2026	330,000	320,676
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.20	5-1-2027	310,000	299,217
Wisconsin Housing & EDA Housing Revenue Series C (Department of Housing and Urban Development Insured)	1.35	11-1-2027	345,000	330,773
Wisconsin Housing & EDA East National LLC Series Jøø	5.00	8-1-2058	2,100,000	2,131,610
Wisconsin Housing & EDA East Washington Apts LLC Series Iøø	5.00	11-1-2058	2,288,000	2,350,465
Wisconsin Housing & EDA Flats at Bishops Woods LP Series E (FNMA Insured)	4.75	6-1-2043	3,000,000	3,094,060
Wisconsin Housing & EDA Multifamily Housing Revenue Series A AMT	4.05	12-1-2049	800,000	754,602
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.55	7-1-2037	165,000	166,102
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.70	7-1-2047	1,300,000	1,290,196
Wisconsin Housing & EDA WHPC Madison Pool Project-2017 Obligated Group Series A	4.85	7-1-2052	3,000,000	2,959,126
				46,099,195
Miscellaneous revenue: 5.54%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	3.40	6-1-2036	2,500,000	2,500,000
Wisconsin Center District (AG Insured)	5.25	12-15-2027	925,000	951,797
Wisconsin Center District Series A CAB (BAM Insured)¤	0.00	12-15-2033	2,285,000	1,707,862
Wisconsin Center District Series A CAB (NPFGC Insured)¤	0.00	12-15-2027	100,000	94,011
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2028	1,075,000	979,745
Wisconsin Center District Series C CAB (AG Insured)¤	0.00	12-15-2030	595,000	507,761
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	1,750,000	673,221
				7,414,397
Tax revenue: 1.61%
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2025	200,000	198,837
Southeast Wisconsin Professional Baseball Park District (NPFGC Insured)¤	0.00	12-15-2027	270,000	254,828
Southeast Wisconsin Professional Baseball Park District Series A (NPFGC Insured)	5.50	12-15-2026	1,675,000	1,705,325
				2,158,990
See accompanying notes to portfolio of investments
6 | Allspring Wisconsin Tax-Free Fund

Portfolio of investments—September 30, 2025 (unaudited)

		Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.37%
PFA Duke Energy Progress LLC Series A-1øø		3.30%	10-1-2046	$500,000	$501,386
					100,906,540
Total municipal obligations (Cost $136,092,594)					130,806,063
Total investments in securities (Cost $136,092,594)	97.67%				130,806,063
Other assets and liabilities, net	2.33				3,122,055
Total net assets	100.00%				$133,928,118

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.

Abbreviations:
AG	Assured Guaranty Incorporation
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation note
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
IDA	Industrial Development Authority
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
See accompanying notes to portfolio of investments
Allspring Wisconsin Tax-Free Fund | 7

Notes to portfolio of investments—September 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$130,806,063	$0	$130,806,063
Total assets	$0	$130,806,063	$0	$130,806,063
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
 At September 30, 2025, the Fund did not have any transfers into/out of Level 3.
8 | Allspring Wisconsin Tax-Free Fund